Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Central Index Key	0000897322
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Type	20-F/A
Amendment Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	0-21218
Entity Registrant Name	GILAT SATELLITE NETWORKS LTD
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Gilat House
Entity Address, Address Line Two	21 Yegia Kapayim Street
Entity Address, Address Line Three	Kiryat Arye
Entity Address, City or Town	Petah Tikva
Entity Address Country	IL
Entity Address, Postal Zip Code	4913020
Title of 12(b) Security	Ordinary Shares, NIS 0.20 nominal value
Trading Symbol	GILT
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	56,539,237
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Auditor Attestation Flag	true
Entity Shell Company	false
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm Id	1281
Amendment Description	On May 16, 2022, Gilat Satellite Networks Ltd. (the “Company”) filed its Annual Report on Form 20-F for the fiscal year ended December 31, 2021 (the “Original Form 20-F”). This Amendment No. 1 (the “Amendment”) amends the Original Form 20-F solely (i) to modify Item 15 (Controls and Procedures) to state that, after reconsidering the implications of the identified and reported material weaknesses in internal controls over financial reporting, the Company has determined that its disclosure controls and procedures (as defined in Rule 13a-15(e) of the Securities Exchange Act of 1934, as amended) were ineffective as of December 31, 2021, and (ii) to correct a typographical error in the Report of the Company’s Independent Registered Public Accounting Firm, Kost Forer Gabbay and Kasierer. a Member of Ernst & Young Global, included in Item 18 (Financial Statements), and file a new consent of the Company’s Independent Registered Public Accounting Firm, Kost Forer Gabbay and Kasierer. a Member of Ernst & Young Global, as Exhibit 15.1. This Amendment speaks as of the original filing date and does not reflect events occurring after the filing of the Original Form 20-F. No revisions are being made to the other portions of the Original Form 20-F. In addition, as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), new certifications by the Company’s principal executive officer and principal financial officer are filed herewith as exhibits to this Amendment pursuant to Rule 13a-14(a) of the Exchange Act and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).
Business Contact
Contact Personnel Name	Gil Benyamini
Entity Address, Address Line One	Gilat House
Entity Address, Address Line Two	21 Yegia Kapayim Street
Entity Address, Address Line Three	Kiryat Arye
Entity Address, City or Town	Petah Tikva
Entity Address Country	IL
Entity Address, Postal Zip Code	4913020
City Area Code	972
Local Phone Number	3 929 3020
Contact Personnel Fax Number	3 925 2945